Average Annual Total Returns - FidelityArizonaMunicipalFunds-ComboPRO - FidelityArizonaMunicipalFunds-ComboPRO - Fidelity Arizona Municipal Money Market Fund - Fidelity Arizona Municipal Money Market Fund - Return Before Taxes
Oct. 29, 2022
Average Annual Return:
Past 1 year	0.01%
Past 5 years	0.59%
Past 10 years	0.32%